Long-term Loans	12 Months Ended
Dec. 31, 2023
Long-term Loans
Long-term Loans

18.Long-term Loans

On June 2, 2021, the Group entered into a five-year term loan facility and revolving loan facility agreement with aggregate commitments of US$1.0 billion. The facility is priced at 85 basis points per annum over LIBOR and has a commitment fee of 0.20% on the undrawn portion. There were US$500.0 million and nil of borrowings outstanding under the syndicated facility with no pledge as of December 31, 2022 and 2023, respectively. In early 2024, the Group voluntarily canceled this loan facility.